Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

Income tax expense was as follows:

	December 31, 2016	December 31, 2015
Current Federal	$187	$58
Deferred Federal (1)	623	(3,251)
Total	$810	$(3,193)

(1)	Includes tax benefit of operating loss carryforwards of $717 and $531 for the years ended December 31, 2016 and 2015.

Effective tax rates differ from the federal statutory rate of 34% applied to income (loss) before income taxes due to the following:

	December 31, 2016	December 31, 2015
Federal Statutory rate times financial statement income (loss)	$829	$436
Effect of:
Incentive Stock Options	6	33
Bank owned life insurance income	(45)	(45)
Increase (decrease) in deferred tax valuation allowance	-	(3,656)
Other	20	39
	$810	$(3,193)
Effective tax rate	33%	-249%

Year-end deferred tax assets and liabilities were due to the following:

	2016	2015
Deferred tax assets:
Allowance for loan and lease losses	$1,575	$1,497
Compensation related issues	353	314
Deferred loan fees	155	118
AMT Credit	50	105
Nonaccrual interest	41	132
Net operating loss carry forward	863	1,580
Other	70	2
	3,107	3,748
Deferred tax liability:
FHLB stock dividend	366	366
Mortgage servicing rights	2	4
Depreciation	47	43
Prepaid expenses	63	78
Mark-to-market Loans	2	3
	480	494
Net deferred tax asset	$2,627	$3,254

At December 31, 2016, the Company had a deferred tax asset recorded of approximately $2,600.  At December 31, 2015, the Company had a deferred tax asset recorded of approximately $3,300 after reversing its valuation allowance noted below.  At December 31, 2016 and December 31, 2015, the Company had no unrecognized tax benefits recorded.  The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2013.

Our deferred tax assets are composed of U.S. net operating losses (“NOLs”), and other temporary book to tax differences.  The Company recorded a deferred tax valuation allowance which reduced the Company’s deferred tax asset to zero beginning in 2009 and continuing up until the fourth quarter of 2015. The Company maintained this valuation allowance against the net deferred tax assets during this period based on its estimate of future reversal and utilization.  As a result, there was no income tax benefit recorded during the first three quarters of 2015.

When determining the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded as a benefit, the Company conducts a regular assessment of all available information. This information includes, but is not limited to, taxable income in prior periods, projected future income and projected future reversals of deferred tax items.  Based on these criteria, the Company determined as of December 31, 2015, in part because the Company had achieved seven consecutive quarters of pretax income, that it was no longer necessary to maintain a full valuation allowance against the entire net deferred tax asset.  As a result, the valuation allowance on the deferred tax asset was reversed, which resulted in a credit to income tax expense of $3,200 during the fourth quarter of 2015.

In 2012, a recapitalization program through the sale of $22,500 in common stock improved the capital levels of CFBank and provided working capital for the Holding Company.  The result of the change in stock ownership associated with the stock offering, however, was that the Company incurred an ownership change within the guidelines of Section 382 of the Internal Revenue Code of 1986.  At year-end 2016, the Company had net operating loss carryforwards of  $23,059, which expire at various dates from 2024 to 2033, and has alternative minimum tax credit carryforwards of $50, which do not expire. As a result of the ownership change, the Company's ability to utilize carryforwards that arose before the stock offering closed is limited to $163 per year.  Due to this limitation, management determined it is more likely than not that $20,520 of net operating loss carryforwards will expire unutilized.  As required by accounting standards, the Company reduced the carrying value of deferred tax assets, and the corresponding valuation allowance, by the $6,977 tax effect of this lost realizability.

Federal income tax laws provided additional deductions, totaling $2,250, for thrift bad debt reserves established before 1988.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would have totaled $765 at year-end 2016.  However, if CFBank were wholly or partially liquidated or otherwise ceases to be a bank, or if tax laws were to change, this amount would have to be recaptured and a tax liability recorded.  Additionally, any distributions in excess of CFBank’s current or accumulated earnings and profits would reduce amounts allocated to its bad debt reserve and create a tax liability for CFBank.  The amount of additional taxable income created by such a distribution is an amount that, when reduced by the tax attributable to the income, is equal to the amount of the distribution.  Thus, if CFBank were to make a distribution that reduced the amount allocated to its bad debt reserve, then approximately one and one-half times the amount used would be includible in gross income for federal income tax purposes, assuming a 34% corporate income tax rate.  CFBank does not intend to make distributions that would result in a recapture of any portion of its bad debt reserve.